Labor liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Labor liabilities
Provision for vacation, 13th salary and payroll charges	R$ 32,415	R$ 26,542
INSS payable	7,523	6,673
Provision for profit sharing	5,426	3,876
FGTS payable	2,584	2,137
Salaries payable	1,901	1,344
Other	3,208	3,229
Total	53,057	43,801
Current liabilities	51,080	R$ 43,801
Non-current liabilities	R$ 1,977